FINANCIAL INSTRUMENTS - Balances related to Interest Rate Swap Agreements (Details) - Interest rate swap agreements - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Carrying amount included in other liabilities	$ 1,642	$ 4,025
Cumulative loss in cash flow hedge reserve, included in OCI, for continuing hedges	$ (1,291)	$ (3,097)